TAX ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31
	2022	2021
	Thousands U.S. $
Operating loss carryforward	1,455	361

Net deferred tax asset before valuation allowance	335	85
Valuation allowance	(335)	(85)
Net deferred tax asset	-	-